SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH APRIL 2003

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


04-01	  CEE      1000      13.2640      15.90  	   	Weeden & Co
04-02   " "      2000      13.3400      15.98             " "
04-03	  " "       800      13.4000      16.06		    " "
04-04   " "      1200      13.5600      16.20		    " "
04-07   " "      1500      13.7200      16.45		    " "
04-09   " "      3000      13.7400      16.60		    " "
04-10   " "      1500      13.8900      16.60		    " "
04-11   " "      1000      13.8600      16.62		    " "
04-14   " "      1500      13.9500      16.61		    " "
04-15   " "      1100      13.9900      16.74		    " "
04-16   " "      1000      14.1500      16.68		    " "
04-23   " "      2000      14.5900      17.50		    " "
04-24   " "      2200      14.5909      17.44		    " "
04-25   " "      1500      14.6100      17.56		    " "
04-28   " "      1400      14.9071      17.72		    " "
04-29   " "      1000      14.9900      17.84		    " "
04-30   " "      2000      14.9890      17.99		    " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          05/01/03